Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000007088 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	7.69%	0.40%		1.52%
C000007087 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	7.59%	0.30%		1.42%
C000193720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Average Annual Return, Percent	4.22%	5.23%	5.09%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)		1.88%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.34%	13.50%	14.16%
Bloomberg U S GNMA Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. GNMA Bond Index
Average Annual Return, Percent	8.10%	0.38%		1.44%
Real Estate Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Spliced Index
Average Annual Return, Percent	4.31%	5.31%	5.16%